Comprehensive Income (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Comprehensive Income (Loss) Disclosure [Abstract]
Other comprehensive income / (loss) for the year	$ (3,010)	$ 2,254
Comprehensive income (loss)	69,028	72,867
Interest rate swaps	(14,550)	(15,574)
Reclassification to Net Income	11,489	17,777
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Depreciation	(51)	$ (51)
Estimated reclassification from accumulated OCI to earnings	$ 27,872